UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2016
  (unaudited)

■  CREDIT SUISSE TRUST
  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2016 (unaudited)

July 18, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the six-month period ended June 30, 2016.

Performance Summary
01/01/16 – 06/30/16

Fund & Benchmark	Performance
Credit Suisse Trust — Commodity Return Strategy Portfolio[1]	13.55%
Bloomberg Commodity Index Total Return[2]	13.25%

Market and Strategy Review:

Commodities increased for the semiannual period ended June 30, 2016. The Bloomberg Commodity Index Total Return (the "Benchmark") was up 13.25%, with 17 out of 22 index constituents trading higher.

For the six-month period ended June 30, 2016, the Portfolio outperformed the Benchmark after fees and fund expenses. Commodity strategies and underlying cash management both contributed positively to relative performance. Within the Portfolio's commodity exposure, forward curve positioning in the Energy and Livestock sectors, and to a lesser extent in the Industrial Metals sector, had a positive impact relative to the Benchmark.

Precious Metals was the best performing sector, up 27.09%, with both components posting positive returns. Silver increased 34.18% as expectations of an interest rate hike diminished over the course of the period. Gold also increased due to a weakening US Dollar as the Federal Reserve (the "Fed") left interest rates unchanged. Finally, the growing uncertainty around the UK's June 23rd referendum to remain in or leave the European Union resulted in increased demand for safe haven assets, broadly supporting precious metals.

Agriculture gained 13.47% over the period. Soybean Meal was the best performing commodity across all sectors, up 51.98%, as excessive heavy rains in Argentina during the second quarter of 2016 caused the harvest to be significantly delayed, reducing the production outlook for soybean meal and soybeans. In addition, the US Department of Agriculture ("USDA") raised its forecast for US soybean meal exports for 2015/2016 in May, as importers were increasingly looking to the US for supplies due to lower production expectations for South America.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2016 (unaudited)

Energy increased 9.14% for the period. Heating Oil posted the largest gain for the sector, up 23.93%, amid a decline in US inventories due to strong spring demand and after refinery outages decreased supplies. Brent Crude Oil was also a strong performer as a series of unexpected supply disruptions that occurred in late April and continued through May in various OPEC nations led to expectations that the supply/demand imbalance would be alleviated sooner than previously expected.

Industrial Metals ended the period 8.54% higher. Zinc increased the most, up 29.88%, as supply cuts and an ongoing shortage of zinc concentrate following the closure of multiple mines led to increased expectations for a deficit in 2016. Ongoing stimulus measures from the People's Bank of China also improved China's economic growth outlook, supporting demand expectations for base metals broadly.

Livestock was the worst performing sector, ending the period 0.72% lower. Live Cattle declined 6.99% amid increased supplies. The USDA reported higher cattle production figures throughout the first half of 2016 compared to the same period last year.

Outlook:

At the macroeconomic level, global central bank policy is likely to drive commodity returns over the next several months through year end. The UK's vote to leave the EU has resulted in higher levels of volatility across many markets, furthering the expectations of loose monetary measures across the globe, from the Eurozone to Asia, as well as in the US. Although strong US economic data had previously increased expectations for the Fed to raise interest rates earlier than expected this year, the timing of any rate hike will likely be delayed amid the uncertainty surrounding the unexpected outcome and the resulting prolonged negotiations of the terms of the UK's exit. Despite previous trends of policy divergence, this has resulted in both US and non-US central banks pursuing a course of potential further stimulus actions, remaining fully committed to increasing inflation to healthy levels, as well as to propelling sustainable economic growth.

Fundamental factors across individual commodity components may also alter the supply outlook during the upcoming summer season. Despite the price declines seen across several grain commodities in June, the potential for a La Niña event later this summer may further tighten supply expectations across agricultural commodities. Energy-related commodities may continue to be impacted by both fundamental factors and geopolitical risks abroad. Although the recent chain of unrelated, yet equally impactful, supply outages, notably the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2016 (unaudited)

strikes in Kuwait, the wildfires in the Canadian oil sand regions and the disruptions in Nigeria led by the Niger Delta Avengers, seem to have eased for now, the gap between supply and demand still continues to narrow. With limited spare capacity among OPEC members, any geopolitical disruptions and/or further unexpected outages may lead to potentially significant supply shocks in the near- to medium-term. Against such a backdrop, as the potential for weather-related disruptions and geopolitical concerns remain elevated, commodities as an asset class may help to diversify overall portfolio risk.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, leveraging risk, liquidity risk, interest rate risk, market risk, non-diversified status, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, US government securities risk, credit risk, and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2016 (unaudited)

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2016; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2017. This limit excludes certain expenses, as set out in the Portfolio's Prospectus.

2  The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2016 (unaudited)

Average Annual Returns as of June 30, 2016[1]
1 Year	5 Years	Since Inception[2]
(12.94)%	(11.26)%	(4.45)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratio is 1.08%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.05%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2017. This limit excludes certain expenses, as set out in the Portfolio's Prospectus.

2  Inception Date February 28, 2006.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2016 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended June 30, 2016.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2016

Actual Portfolio Return
Beginning Account Value 01/01/16	$1,000.00
Ending Account Value 06/30/16	$1,135.50
Expenses Paid per $1,000*	$5.58
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/16	$1,000.00
Ending Account Value 06/30/16	$1,019.64
Expenses Paid per $1,000*	$5.27
Annualized Expense Ratio*	1.05%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	74.11%
United States Treasury Obligations	17.72
Short-term Investment[1]	5.91
Commodity Indexed Structured Notes	2.26
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2016, if applicable.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (2.3%)
$2,100	BNP Paribas, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(A, A1)	03/27/17	0.419	$3,297,216
900	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.302	1,274,494
2,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.302	2,954,183
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $5,000,000)					7,525,893
UNITED STATES AGENCY OBLIGATIONS (73.9%)
4,300	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/30/17	0.650	4,303,199
5,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/28/17	0.570	5,398,726
3,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/21/17	0.590	3,400,354
2,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/01/18	0.600	2,399,578
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/22/18	0.478	3,993,176
3,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.650	3,801,615
3,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.674	3,803,891
6,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/08/18	0.502	6,491,778
10,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	10,117,503
2,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.648	2,502,708
5,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.697	5,008,275
4,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	4,706,204
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.581	3,998,676
2,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.623	1,998,174
2,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.567	2,796,382
7,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	0.628	7,193,383
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/12/19	0.648	3,997,928
1,200	Federal Farm Credit Banks	(AA+, Aaa)	12/14/20	1.540	1,203,864
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	0.813	4,013,228
1,700	Federal Farm Credit Banks	(AA+, Aaa)	02/17/21	1.580	1,700,139
6,600	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/15/16	0.356	6,599,086
4,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/05/16	0.331	4,498,552
5,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	09/01/16	0.400	5,297,536
4,700	Federal Home Loan Banks(1)	(AA+, Aaa)	09/07/17	0.662	4,703,793
5,100	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.558	5,099,352
4,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.564	4,800,000
5,200	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	0.522	5,198,549
7,000	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.522	6,996,514
4,300	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.601	4,298,710
4,400	Federal Home Loan Banks	(AA+, Aaa)	09/21/18	1.875	4,415,422
2,000	Federal Home Loan Banks	(AA+, Aaa)	09/28/18	1.140	2,000,028
5,000	Federal Home Loan Banks(4)	(AA+, Aaa)	03/07/19	0.750	5,003,860
6,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	0.771	6,013,358
4,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/13/17	0.452	3,999,916
4,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	04/27/17	0.493	4,000,000
3,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/26/18	1.100	3,702,294
4,600	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.681	4,602,755
1,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/06/18	1.050	1,200,114

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$4,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/13/18	1.000	$4,000,216
1,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/27/18	1.100	1,800,835
7,450	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	7,450,916
2,425	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	2,427,061
2,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	2,702,106
5,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/11/19	1.300	5,100,403
6,900	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	02/01/19	0.750	6,914,269
11,000	Federal National Mortgage Association(1)	(AA+, Aaa)	12/20/17	0.597	10,998,900
5,200	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	5,201,628
6,900	Federal National Mortgage Association(4)	(AA+, Aaa)	02/01/19	0.750	6,914,324
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/01/19	2.000	5,007,405
3,400	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	3,401,054
4,100	Federal National Mortgage Association	(AA+, Aaa)	03/21/19	2.125	4,114,834
9,800	Federal National Mortgage Association	(AA+, Aaa)	03/22/19	2.000	9,835,182
3,200	Federal National Mortgage Association	(AA+, Aaa)	10/23/19	1.500	3,200,422
2,200	Federal National Mortgage Association	(AA+, Aaa)	04/28/21	1.650	2,202,193
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $246,506,548)					246,530,368
UNITED STATES TREASURY OBLIGATIONS (17.7%)
1,000	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	07/31/17	0.337	1,000,200
15,100	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	10/31/17	0.428	15,113,077
13,900	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	01/31/18	0.532	13,929,607
18,600	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	04/30/18	0.450	18,607,142
1,500	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	1,500,595
3,500	United States Treasury Notes	(AA+, Aaa)	08/31/16	0.500	3,501,243
1,000	United States Treasury Notes	(AA+, Aaa)	11/15/16	0.625	1,001,032
1,000	United States Treasury Notes	(AA+, Aaa)	01/15/17	0.750	1,001,741
2,300	United States Treasury Notes	(AA+, Aaa)	01/31/17	0.500	2,300,964
1,000	United States Treasury Notes	(AA+, Aaa)	02/15/17	0.625	1,001,177
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $58,893,031)					58,956,778
SHORT-TERM INVESTMENT (5.9%)
19,640	State Street Bank and Trust Co. Euro Time Deposit (Cost $19,640,201)		07/01/16	0.010	19,640,201
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $330,039,780)					332,653,240
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					762,844
NET ASSETS (100.0%)					$333,416,084

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2016 (unaudited)

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. (Moody's) are unaudited.

(1)  Variable rate obligations — The interest rate shown is the rate as of June 30, 2016.

(2)  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $7,525,893 or 2.3% of net assets.

(4)  Step Bond — The interest rate shown is as of June 30, 2016 and will reset at a future date.

(5)  At June 30, 2016, $2,500,500 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(6)  At June 30, 2016, $6,276,885 in the value of these securities has been pledged as collateral for open swap contracts.

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	USD	Dec 2016	39	$1,974,180	$86,025
	USD	Jun 2017	40	2,087,200	(28,488)
					$57,537
Contracts to Sell
Energy	USD	Sep 2016	(79)	(3,871,790)	$115,354
Net unrealized appreciation (depreciation)					$172,891

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2016 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$12,992,561	07/21/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$82,013
USD	$25,483,086	07/21/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	151,884
USD	$1,937,596	07/21/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	11,851
USD	$17,904,606	07/21/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	109,524
USD	$13,346,742	07/21/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	84,241
USD	$34,869,102	07/21/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	220,027
USD	$10,659,061	07/21/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	65,203
USD	$9,007,423	07/21/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	55,089
USD	$9,229,419	07/21/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	58,244
USD	$4,242,835	07/21/16	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	25,949
USD	$30,961,251	07/21/16	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	202,248
USD	$18,687,015	07/21/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	114,290
USD	$20,477,614	07/21/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	129,216
USD	$21,439,451	07/21/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	131,124
USD	$25,528,372	07/21/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	161,086
USD	$27,134,788	07/21/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	175,217

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2016 (unaudited)

Commodity Index Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$18,772,837	07/21/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$211,630
USD	$10,877,652	07/21/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	125,918
						$2,114,754

(1)  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2016 (unaudited)

Assets
Investments at value (Cost $330,039,780) (Note 2)	$332,653,240
Cash segregated at brokers for swap contracts (Note 2)	7,150,002
Unrealized appreciation on open swap contracts (Note 2)	2,114,754
Interest receivable	434,634
Receivable for Portfolio shares sold	88,667
Variation margin receivable on futures contracts (Note 2)	1,599
Prepaid expenses and other assets	3,873
Total assets	342,446,769
Liabilities
Investment advisory fee payable (Note 3)	135,257
Administrative services fee payable (Note 3)	34,207
Shareholder servicing/Distribution fee payable (Note 3)	67,618
Payable for investments purchased	6,001,336
Due to custodian	2,530,172
Payable for Portfolio shares redeemed	73,913
Trustees' fee payable	5,451
Accrued expenses	182,731
Total liabilities	9,030,685
Net Assets
Capital stock, $.001 par value (Note 6)	75,156
Paid-in capital (Note 6)	310,831,693
Accumulated net investment loss	(579,674)
Accumulated net realized gain from investments, futures contracts and swap contracts	18,187,804
Net unrealized appreciation from investments, futures contracts and swap contracts	4,901,105
Net assets	$333,416,084
Shares outstanding	75,155,550
Net asset value, offering price and redemption price per share	$4.44

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2016 (unaudited)

Investment Income
Interest	$962,268
Securities lending	369
Total investment income	962,637
Expenses
Investment advisory fees (Note 3)	734,434
Administrative services fees (Note 3)	159,090
Shareholder servicing/Distribution fees (Note 3)	367,217
Transfer agent fees (Note 3)	174,755
Printing fees	50,720
Audit and tax fees	29,122
Legal fees	22,638
Trustees' fees	14,372
Custodian fees	13,844
Commitment fees (Note 4)	6,807
Insurance expense	3,482
Miscellaneous expense	3,395
Total expenses	1,579,876
Less: fees waived (Note 3)	(37,565)
Net expenses	1,542,311
Net investment loss	(579,674)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(1,304,699)
Net realized loss from futures contracts	(160,700)
Net realized gain from swap contracts	36,754,690
Net change in unrealized appreciation (depreciation) from investments	3,624,461
Net change in unrealized appreciation (depreciation) from futures contracts	319,055
Net change in unrealized appreciation (depreciation) from swap contracts	668,002
Net realized and unrealized gain from investments, futures contracts and swap contracts	39,900,809
Net increase in net assets resulting from operations	$39,321,135

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
From Operations
Net investment loss	$(579,674)	$(2,092,524)
Net realized gain (loss) from investments, futures contracts and swap contracts	35,289,291	(93,732,481)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	4,611,518	13,716,079
Net increase (decrease) in net assets resulting from operations	39,321,135	(82,108,926)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	26,923,353	95,802,741
Net asset value of shares redeemed	(7,663,380)	(11,913,752)
Net increase in net assets from capital share transactions	19,259,973	83,888,989
Net increase in net assets	58,581,108	1,780,063
Net Assets
Beginning of period	274,834,976	273,054,913
End of period	$333,416,084	$274,834,976
Accumulated net investment loss	$(579,674)	$—

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2016	For the Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$3.91	$5.22	$6.29	$7.01	$7.16	$8.40
INVESTMENT OPERATIONS
Net investment loss[1]	(0.01)	(0.03)	(0.05)	(0.05)	(0.06)	(0.07)[2]
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.54	(1.28)	(1.02)	(0.67)	(0.09)	(0.97)[2]
Total from investment operations	0.53	(1.31)	(1.07)	(0.72)	(0.15)	(1.04)
LESS DIVIDENDS
Dividends from net investment income	—	—	—	—	—	(0.20)
Total dividends	—	—	—	—	—	(0.20)
Net asset value, end of period	$4.44	$3.91	$5.22	$6.29	$7.01	$7.16
Total return[3]	13.55%	(25.10)%	(17.01)%	(10.27)%	(2.09)%	(12.65)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$333,416	$274,835	$273,055	$257,040	$93,435	$110,688
Ratio of net expenses to average net assets	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%[2]
Ratio of net investment loss to average net assets	(0.39)%[4]	(0.73)%	(0.83)%	(0.83)%	(0.80)%	(0.86)%[2]
Decrease reflected in above operating expense ratio due to waivers/ reimbursements	0.03%[4]	0.04%	0.05%	0.28%	0.15%	0.01%[2]
Portfolio turnover rate	64%	113%	96%	41%[5]	84%	165%

1  Per share information is calculated using the average shares outstanding method.

2  Effective December 31, 2012, the Portfolio began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Portfolio reported on a consolidated basis in prior periods, the ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.04% for the year ended December 31, 2011. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.03% for the year ended December 31, 2011. This change did not have a material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover calculation does not include $170,753,807 of in-kind subscriptions.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return ("BCOM Index"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Portfolio, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total net assets in the Subsidiary. As of June 30, 2016, the Portfolio held $62,769,088 in the Subsidiary, representing 18.8% of the Portfolio's consolidated net assets. For the six months ended June 30, 2016, the net realized gain (loss) on securities held in the Subsidiary was $36,590,847.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$7,525,893	$—	$7,525,893
United States Agency Obligations	—	246,530,368	—	246,530,368
United States Treasury Obligations	—	58,956,778	—	58,956,778
Short-term Investment	—	19,640,201	—	19,640,201
	$—	$332,653,240	$—	$332,653,240
Other Financial Instruments*
Futures Contracts	$201,379	$—	$—	$201,379
Swap Contracts	—	2,114,754	—	2,114,754

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$28,488	$—	$—	$28,488

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended June 30, 2016, there were no transfers into and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2016, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of June 30, 2016

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$201,379	*	Unrealized depreciation on futures contracts	$28,488	*
	Unrealized appreciation on open swap contracts	2,114,754		Unrealized depreciation on open swap contracts	—
		$2,316,133			$28,488

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(160,700)	Net change in unrealized appreciation (depreciation) from futures contracts	$319,055
	Net realized gain from swap contracts	36,754,690	Net change in unrealized appreciation (depreciation) from swap contracts	668,002
		$36,593,990		$987,057

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The notional amount of futures contracts and swap contracts at June 30, 2016 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2016, the Portfolio held average monthly notional values on a net basis of $3,459,554, $3,212,116 and $280,091,645 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets, net of related collateral held by the Portfolio, at June 30, 2016:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Bank of America	$245,748	$—	$—	$—	$245,748
CIBC	193,765	—	—	—	193,765
Citigroup	285,230	—	—	—	285,230
JPMorgan Chase	113,333	—	—	—	113,333
Macquarie	228,197	—	—	—	228,197
Morgan Stanley	243,506	—	—	—	243,506
Societe Generale	467,427	—	—	—	467,427
UBS	337,548	—	—	—	337,548
	$2,114,754	$—	$—	$—	$2,114,754

(a)  Swap contracts are included.

(b)  In lieu of receiving cash collateral for its net exposure to the counterparty, the Portfolio's unrealized gains are used to satisfy the independent amount of collateral required by the counterparty for open contracts.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/
EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the BCOM Index through investing in structured notes designed to track the performance of the BCOM Index. The Portfolio has received a private letter ruling from the Internal Revenue Service ("IRS") which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the BCOM Index produces Qualifying Income. In addition, the Portfolio may, through its investment in the Subsidiary, seek to track the performance of the BCOM Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS which confirms that its investment in the Subsidiary produces Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2016, the amount of restricted cash held at brokers was $0.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2016, the amount of restricted cash held at brokers for the Portfolio was $7,150,002.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

I) COMMODITY INDEXED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of the BCOM Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2016, the value of these securities comprised 2.3% of the Portfolio's net assets and resulted in unrealized appreciation of $2,525,893.

J) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At June 30, 2016, there were no securities out on loan.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

K) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. Credit Suisse has contractually waived fees and reimbursed expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets. For the six months ended June 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $734,434 and $37,565, respectively. The Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2017.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse and the expiration schedule at June 30, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires December 31, 2017	Expires December 31, 2018	Expires December 31, 2019
Commodity Return Strategy Portfolio	$293,488	$153,655	$102,268	$37,565

*The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Portfolio. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2016, co-administrative services fees earned by Credit Suisse were $132,198.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Portfolio were $26,892.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2016, the Portfolio paid Rule 12b-1 distribution fees of $367,217.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Portfolio and receive compensation from the Portfolio. For the six months ended June 30, 2016, the Portfolio paid $161,151, which is included within transfer agent fees in the Consolidated Statement of Operations.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2016 and during the six months ended June 30, 2016, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$2,100,000	$1,376,127	$226,145,943	$150,031,519

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2016 (unaudited)

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Shares sold	6,798,447	20,470,231
Shares redeemed	(1,862,409)	(2,580,282)
Net increase	4,936,038	17,889,949

On June 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	97%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0616

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2016

/s/Kenneth J. Lohsen
Name:	Kenneth J. Lohsen
Title:	Chief Financial Officer
Date:	September 1, 2016